S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Sep. 22, 2026 USD ($) $ / shares shares
Bluerock Acquisition Holdings II Llc [Member] | Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	5,175,270
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Bluerock Acquisition Holdings II Llc [Member] | Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	5,250,000
Price Paid or to be Paid for Securities, Total Amount	$ 5,250,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 1
Bluerock Acquisition Holdings II Llc [Member] | Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	3,862,500
Price Paid or to be Paid for Securities, Total Amount	$ 3,862,500
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 1
Bluerock Acquisition Holdings II Llc [Member] | Repayment Of Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Up to $300,000 of loans made to us to cover offering related and organizational expenses
Sponsor Compensation Amount	$ 300,000
Bluerock Acquisition Holdings II Llc [Member] | Monthly Office Space, Secretarial And Administrative Expenses [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Office space, secretarial and administrative services provided to members of our management team
Bluerock Acquisition Holdings II Llc , Officers, Directors Or Affiliates [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Working capital loans to finance transaction costs in connection with an initial business combination.
Sponsor Compensation Amount	$ 1,500,000
Bluerock Acquisition Holdings II Llc , Officers, Directors Or Affiliates [Member] | Reimbursement Of Expenses [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination
Bluerock Acquisition Holdings II Llc , Officers, Directors Or Affiliates [Member] | Payment Of Consulting, Success Or Finders Fees [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Payment of consulting, success or finder’s fees in connection with completing an initial business combination
Sponsor and Director Nominees [Member] | Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	6,060,811
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.004
Christopher Bradley [Member] | Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	30,000
Price Paid or to be Paid for Securities, Total Amount	$ 90
Ziv Conen [Member] | Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	25,000
Price Paid or to be Paid for Securities, Total Amount	$ 75
Andrew Weksler [Member] | Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	40,000
Price Paid or to be Paid for Securities, Total Amount	$ 120
Jba Asset Management Llc [Member] | PIPE Securities Financing [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 50,000,000
Jba Asset Management Llc [Member] | Monthly Office Space, Secretarial And Administrative Expenses [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Office space, secretarial and administrative services provided to members of our management team
Bluerock Capital Markets Llc [Member] | Capital Market Advisory Fees [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Payment of capital market advisory fees in connection with this offering
Sponsor Compensation Amount	$ 300,000